Basis of preparation and significant accounting policies - Useful life of intangible assets (Details)	12 Months Ended
Dec. 31, 2025
Trademarks
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets	3 years
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets	4 years
Purchased technology
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets	10 years
Development costs
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets	3 years
Software
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets	5 years
Gaming License | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets	5 years
Gaming License | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets	10 years